Income Per Share - Schedule of Basic and Diluted Earnings Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		4 Months Ended	5 Months Ended	9 Months Ended
	Jun. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2018	Jun. 06, 2018	Sep. 30, 2019
Net income		$ 10,608	$ 16,157	$ 12,190		$ 35,138
Successor [Member]
Net income		11,110	$ 16,157	$ 12,190		35,640
Ordinary Shares
Non-vested participating shares
Undistributed Successor Period Earnings		10,608				35,138
Allocation of Undistributed Earnings to Ordinary Shares		10,420				34,588
Allocation of Undistributed Earnings to Nonvested Shares		$ 188				$ 550
Ordinary Shares, Distributed Earnings
Ordinary Shares, Undistributed Earnings		0.12				0.40
Ordinary Shares, Total		$ 0.13	$ 0.19	$ 0.14		$ 0.4
Undistributed & distributed earnings to ordinary shareholders, As reported - basic		$ 10,420				$ 34,588
Add-back : Undistributed & distributed earnings to ordinary shareholders, Undistributed earnings allocated to nonvested shareholders		188				550
Add-back : Undistributed & distributed earnings to ordinary shareholders, 12,618,680 Private Warrants @ $5.75 per half share (anti-dilutive)
Add-back : Undistributed & distributed earnings to ordinary shareholders, 22,921,700 Public Warrants @ $5.75 per half share (anti-dilutive)
Less : Undistributed & distributed earnings to ordinary shareholders, Undistributed earnings reallocated to nonvested shareholders		(188)				(550)
Diluted EPS - Ordinary shares		$ 10,420				$ 34,588
Add-back : Ordinary shares, As reported - basic	85,562,769	87,024,655	85,562,769	85,562,769		86,938,883
Add-back : Ordinary shares, Undistributed earnings allocated to nonvested shareholders
Add-back : Ordinary shares, 12,618,680 Private Warrants @ $5.75 per half share (anti-dilutive)
Add-back : Ordinary shares, 22,921,700 Public Warrants @ $5.75 per half share (anti-dilutive)
Diluted EPS - Ordinary shares	85,840,312	87,024,655	85,912,715	85,840,312		86,938,883
Diluted EPS- Ordinary shares		$ 0.13	$ 0.19	$ 0.14		$ 0.4
Weighted average ordinary shares outstanding	85,562,769	87,024,655	85,562,769	85,562,769		86,938,883
Dilutive potential common shares from grant of restricted stock units			349,946	277,543
Weighted average dilutive common shares outstanding	85,840,312	87,024,655	85,912,715	85,840,312		86,938,883
Basic: Less: Earnings allocated to participating securities
Basic: Net income available to basic common shares			$ 16,110	$ 12,362
Basic: Basic earnings per common share		$ 0.13	$ 0.19	$ 0.14		$ 0.4
Diluted : Less: Earnings allocated to participating securities
Diluted : Net income available to diluted common shares			$ 16,110	$ 12,362
Diluted : Diluted earnings per common share		$ 0.13	$ 0.19	$ 0.14		$ 0.4
Predecessor [Member] | NPS Holdings Limited [Member]
Net income					$ 6,736
Ordinary Shares, Total					$ 0.02
Add-back : Ordinary shares, As reported - basic					348,524,566
Diluted EPS - Ordinary shares					370,000,000
Diluted EPS- Ordinary shares					$ 0.02
Weighted average ordinary shares outstanding					348,524,566
Dilutive potential common shares from grant of restricted stock units					21,475,434
Weighted average dilutive common shares outstanding					370,000,000
Basic: Less: Earnings allocated to participating securities					$ 192
Basic: Net income available to basic common shares					$ 6,928
Basic: Basic earnings per common share					$ 0.02
Diluted : Less: Earnings allocated to participating securities					$ 181
Diluted : Net income available to diluted common shares					$ 6,917
Diluted : Diluted earnings per common share					$ 0.02